BALANCED FUND
                               SEMI-ANNUAL REPORT


                                IAI BALANCED FUND


                               SEPTEMBER 30, 1998
                                   (UNAUDITED)





                                   [LOGO] IAI
                                  MUTUAL FUNDS

                                TABLE OF CONTENTS
                                IAI BALANCED FUND


                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 1998
                                   (UNAUDITED)

                President's Letter..............................2

                Fund Managers' Review...........................4

                Fund Portfolio..................................7

                Notes to Fund Portfolio........................15

                Statement of Assets and Liabilities............17

                Statement of Operations........................18

                Statement of Changes in Net Assets.............19

                Financial Highlights...........................20

                Notes to Financial Statements..................21

                IAI Mutual Fund Family.........................25

                Adviser, Custodian, Legal Counsel,
                Independent Auditors,
                Directors.......................Inside Back Cover

                               PRESIDENT'S LETTER
                                IAI BALANCED FUND


WHAT'S RIGHT WITH THIS MARKET

[PHOTO]
ROY C. GILLSON
PRESIDENT

The stock market has been on a roller coaster of late, and that naturally makes people uneasy. But if you're a long-term investor, then I would argue that there are a lot more good things influencing the market than bad things.

True, U.S. corporate earnings are flattening out, and that's putting a damper on the stock market. When you buy a stock, you're buying a future stream of dividends as well as a stronger company because most of the profits are being reinvested. After double-digit growth during much of the 1990s, profits in 1998 are growing in the low single digits. A major reason why profits are sluggish is the economic and currency turmoil in Asia, which hurts U.S. companies doing business there.

Another reason for sluggish profit growth is the great job that Corporate America has done to become more efficient. After years of cost-cutting, there isn't much cutting left to do. To enhance profits, companies must either boost prices or sell more products and services. But with inflation at virtually zero, it's tough to raise prices. So, profit growth must come through increased unit volume.

And that's where the good news is likely to begin. Even with the dampening effects of Asia, the U.S. economy is still basically healthy, making it possible for U.S. corporations to sell more products and services here at home. True, we're losing business in Asia, because the dollar is so strong compared to their currencies. But what we're losing in Asia, we're gaining in Europe, as that region of the world begins to enjoy U.S.-style prosperity. Europe will look even stronger once the Euro, the Continent's single currency, begins to replace 11 currencies on January 1, 1999.

Asia has helped keep inflation worries away, and that has kept interest rates low. Recently, the 30-year Treasury bond yield reached its lowest level ever, as global investors buy our securities for the greatest safety and liquidity. Partly because of our low inflation environment, worldwide demand for U.S. stocks and bonds continues to be strong.

Even if 1998 turns out to be a mediocre year for stocks, let's not feel too sorry for ourselves. The Dow Jones Industrial Average has more than doubled since 1995 and virtually tripled since the beginning of this decade. Where was the Dow in 1982? 800! Has your house gone up by a factor of ten in fifteen years? Probably not. The point is that markets do not go up in a straight line, and there is bound to be volatility. But if you're an investor for the long term, then you should be able to step back and see the good in this market.

                               PRESIDENT'S LETTER
                                IAI BALANCED FUND


ECONOMIC OUTLOOK

A summary of economic outlook as provided by Larry Hill, IAI's Chief Fixed Income Officer, follows.

Growth in the U.S. economy is likely to slow in the months ahead, but it is hard to become too negative on the outlook for the coming year. Although past performance does not guarantee future success, there is little evidence of a recession on the horizon. A modest slowdown is more likely, with real growth dropping to about 2.5% for 1999. Inflation should continue to drift downward.

In general, the world has built excess capacity. Even in the United States, which is one of the best performing economies, capacity utilization rates are below peak levels and credit is readily available to make further productive investments. Although labor markets are tight and employment costs are rising, inflation is not a near-term threat.

To be sure, the economy is losing some of its forward momentum. The manu facturing sector is clearly showing signs of weakness. This sector is directly exposed to the global glut of commodity goods. With weakness overseas, exports are slowing while imports are rising. Layoff announcements have picked-up, and consumer confidence has dropped sharply in response to stock market volatility. Disposable income is still growing, but at a slower pace. Corporate profits are also being squeezed, which is likely to reduce capital spending plans for next year. These indicators all point to slower growth ahead.

Yet, growing evidence of economic deterioration--if this occurs--will prompt further rate reduction. Having taken the first step to ease in three years, the Fed is now sensitive to overseas conditions and the fluid economic environment. If the economy appears to be stumbling, the Fed has plenty of room to drop rates and will do so with little hesitation. Likewise, renewed turmoil in the markets will also prompt Fed action. Thus our outlook for no recession is driven by our confidence that the Fed can and will act if necessary.

Fed diligence is also a key ingredient for the markets. Subdued inflation and the prospect for further cuts in short rates--if need be--will provide good support for bonds. Stock prices remain trapped in a tug-of-war between feeble earnings and favorable liquidity. The stock market will be pulled up and down until one force overcomes the other and sets the next trend.

Please read the Fund Managers' Reviews, which follow this letter, for a detailed perspective on Fund performance and our strategy going forward. We appreciate your continued trust and confidence in IAI. If there is any way we can serve you better, please let us know by calling our toll-free Investor Services Hotline at 1-800-945-3863.

Sincerely,


/s/ Roy C. Gillson

Roy C. Gillson
President

                              FUND MANAGERS' REVIEW
                                IAI BALANCED FUND


IAI BALANCED FUND

[PHOTO]
LARRY R. HILL, CFA
IAI BALANCED FUND
CO-MANAGER

[PHOTO]
DONALD J. HOELTING, CFA
IAI BALANCED FUND
CO-MANAGER

HOW HAS THE FUND PERFORMED?

The Fund outperformed its internally blended benchmark index for the six months ended September 30, 1998 with a return of (2.46%) versus (2.11%). The benchmark consists of 50% S&P 500 Index, 40% Lehman Brothers Aggregate Bond Index and 10% MSCI EAFE International Stocks.

WHICH HOLDINGS WERE PARTICULARLY SUCCESSFUL FOR THE FUND? WERE THERE ANY DISAPPOINTMENTS?

Among the Fund's most successful U.S. equity positions were Philip Morris (1.26%)*, Intel (0.97%)* and Federal Home Loan Mortgage Corporation (1.68%)*. The U.S. financials sector was hit hard during the period due to the fear of a global recession. Lagging positions in that sector included Berkshire Hathaway (1.88%)*, SLM Holding (1.03%)* and American Express (0.78%)*.

     International stock performance was mixed, reflecting the turmoil across world markets. Within Asia, the best relative performance came from Japan and Singapore, while in Europe, the Fund's holdings in Portugal, France and Italy generated strong relative returns.

WERE THERE ANY SIGNIFICANT CHANGES?

American Home Products (0.99%)*, Merck & Company (1.02%)*, Sigma-Aldrich (0.96%)* and United Healthcare (0.78%)* were the U.S. stocks added to the Fund during the period. A number of international companies were also added, including BTR (0.25%)*, a UK conglomerate refocusing on engineering, Veba (0.25%)*, a German utility company, and the Netherlands company, KLM Royal Dutch Air Lines (0.10%)*, which has recently developed several new airline partnerships.

The interest rate sensitivity of the Fund's fixed income position remained longer than the benchmark and sector weightings continued to emphasize Mortgages and Corporates. Treasury yields declined significantly during both August and September, while the yields on Corporates and Mortgages declined only modestly.

CAN YOU POINT TO ANY SPECIFIC MARKET FACTORS THAT INFLUENCED THE FUND'S PERFORMANCE?

This past quarter witnessed some of the sharpest world market declines in recent history. Initially starting with President Clinton's political problems, the downtrend continued with worries over the US military response to the terrorist attacks on its African embassies. The near failure of Long Term Capital Management led to further concern over credit and investment risk, while the collapse of the Russian government triggered a rise in risk premiums worldwide.

WHAT IS YOUR OUTLOOK FOR THE FUND?

We continue to focus on companies with solid competitive advantages and extremely high financial quality at attractive fundamental valuations.

* PERCENTAGE OF NET ASSETS AS OF 9/30/98

                              FUND MANAGERS' REVIEW
                                IAI BALANCED FUND


TOP FIVE DOMESTIC COMMON STOCK SECTORS
% OF NET ASSETS AS OF 9/30/98

[BAR CHART]

FINANCIAL                 5.9%
PROCESS INDUSTRIES        4.8%
CONSUMER DURABLES         4.8%
CONSUMER NON-DURABLES     4.1%
HEALTH TECHNOLOGY         3.1%


EFFECTIVE MATURITY
% OF BOND PORTFOLIO AS OF 9/30/98

[BAR CHART]

Years
-----
0-3         20%
3-5         24%
5-10        25%
10-20        7%
20+         24%


TOP FIVE DOMESTIC EQUITY HOLDINGS
                                                            % of Net Assets
                                                       -------------------------
Issue                          Sector                     9/30/98     3/31/98
--------------------------------------------------------------------------------

Berkshire Hathaway Class A     Process Industries          1.88         2.79

Federal Home Loan
  Mortgage Corporation         Financial                   1.68         1.64

Spectrum Equity Investors*     Financial                   1.61         2.04

800 - JR Cigar                 Consumer Non-Durables       1.43         0.77

Tyco International             Producer Manufacturing      1.32         1.34
--------------------------------------------------------------------------------
TOTAL                                                      7.92         8.58

* DENOTES RESTRICTED SECURITY WHICH IS INCLUDED IN "OTHER SECURITIES" IN THE FUND PORTFOLIO


BOND SECTORS
% OF BOND PORTFOLIO AS OF 9/30/98

[PIE CHART]

U.S. Government & Government Agency Obligations  17%
Asset-Backed                                      6%
Foreign Denominated                               5%
U.S. Government Agency Mortgage-Backed           38%
Corporate                                        34%


BOND CREDIT RATING
% OF BOND PORTFOLIO AS OF 9/30/98

U.S. Government... 49%
Aaa............... 21%
Aa................. 2%
A.................. 6%
Baa................10%
Non-Investment
Grade..............12%

                              FUND MANAGERS' REVIEW
                                IAI BALANCED FUND


NOTE TO PRESIDENT'S LETTER & FUND MANAGERS' REVIEW

PERFORMANCE DATA FOR THE IAI BALANCED FUND INCLUDES CHANGES IN SHARE PRICE AND REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. THE FUND'S INVESTMENT RETURN AND PRINCIPAL MAY FLUCTUATE SO THAT, WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS AVAILABLE IN THE PROSPECTUS. PLEASE READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING. ALL INDICES CITED ARE UNMANAGED, AND ARE EITHER TRADEMARKS, REGISTERED TRADEMARKS OR COPYRIGHTS OF THEIR RESPECTIVE SPONSORING COMPANIES.


VALUE OF $10,000 INVESTMENT+

[PLOT POINTS CHART]

                                                 Lehman Brothers
               Balanced Fund    S&P Index     Aggregate Bond Index

04/10/92          $10,000        $10,000            $10,000
03/31/93          $11,019        $11,527            $11,329
03/31/94          $10,933        $11,693            $11,598
03/31/95          $11,963        $13,515            $12,176
03/31/96          $13,409        $17,859            $13,490
03/31/97          $15,897        $21,420            $14,151
03/31/98          $20,530        $31,727            $15,731
09/30/98          $20,025        $29,514            $16,780


AVERAGE ANNUAL RETURNS+
THROUGH 9/30/98
                                                                 Since Inception
                              6 Months**    1 Year    5 Years        4/10/92
--------------------------------------------------------------------------------
  IAI BALANCED FUND             (2.46%)      4.62%     11.78%        11.32%
--------------------------------------------------------------------------------
  S&P 500 Index                 (6.98%)      9.04%     19.91%        18.08%*
--------------------------------------------------------------------------------
  Lehman Brothers Aggregate
  Bond Index                     6.66%      11.51%      7.21%         8.41%*

+  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
*  SINCE 4/01/92
** NOT ANNUALIZED

                                 FUND PORTFOLIO
                                IAI BALANCED FUND

                               SEPTEMBER 30, 1998
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)
                                   (UNAUDITED)

COMMON STOCKS - 33.7%
                                                                 Market
                                          Quantity              Value (a)
---------------------------------------------------------------------------
CONSUMER DURABLES - 4.8%
Callaway Golf                                8,300           $     89,744
Department 56 (b)                           10,800                291,600
Eastman Kodak                                3,300                255,131
Harley-Davidson                              8,400                246,750
Mattel                                       6,300                176,400
Polaris Industries                           7,600                235,600
Sturm, Ruger & Company                      14,400                225,000
                                                             --------------
                                                                1,520,225
---------------------------------------------------------------------------
CONSUMER NON-DURABLES - 4.1%
800 - JR Cigar (b)                          40,800                453,900
Gillette                                     2,200                 84,150
Nike Class B                                 6,100                224,556
Philip Morris                                8,700                400,744
UST                                          4,700                138,944
                                                             --------------
                                                                1,302,294
---------------------------------------------------------------------------
CONSUMER SERVICES - 0.8%
Walt Disney                                  9,900                250,594
---------------------------------------------------------------------------
ELECTRONIC TECHNOLOGY - 1.4%
3Com (b)                                     4,700                141,294
Intel                                        3,600                308,700
                                                             --------------
                                                                  449,994
---------------------------------------------------------------------------
ENERGY MINERALS - 1.7%
British Petroleum ADR                        2,708                236,273
Exxon                                        4,200                294,788
                                                             --------------
                                                                  531,061
---------------------------------------------------------------------------
FINANCIAL - 5.9%
American Express                             3,200                248,400
Federal Home Loan
   Mortgage Corporation                     10,800                533,925
Leucadia National                            5,700                167,081
Norwest                                      7,600                272,175
PMI Group                                    2,400                109,800
SLM Holding                                 10,050                325,997
United Asset Management                     10,700                230,050
                                                             --------------
                                                                1,887,428
---------------------------------------------------------------------------

                                                                 Market
                                          Quantity              Value (a)
---------------------------------------------------------------------------
HEALTH SERVICES - 2.7%
First Health Group (b)                      12,500           $    303,125
ServiceMaster                               14,400                315,000
United Healthcare                            7,100                248,500
                                                             --------------
                                                                  866,625
---------------------------------------------------------------------------
HEALTH TECHNOLOGY - 3.1%
American Home Products                       6,000                314,250
Merck & Company                              2,500                323,906
SmithKline Beecham ADR                       5,600                306,600
Symphonix Devices (b)                        7,500                 28,125
                                                             --------------
                                                                  972,881
---------------------------------------------------------------------------
INDUSTRIAL SERVICES - 0.8%
Nabors Industries (b)                       15,800                239,963
---------------------------------------------------------------------------
NON-ENERGY MINERALS - 0.5%
Nucor                                        3,700                150,312
---------------------------------------------------------------------------
PROCESS INDUSTRIES - 4.8%
Berkshire Hathaway Class A (b)                  10                596,000
CBS                                         10,900                264,325
General Electric                             2,600                206,863
Schweitzer-Mauduit International             7,300                158,775
Sigma-Aldrich                               10,500                303,188
                                                             --------------
                                                                1,529,151
---------------------------------------------------------------------------
PRODUCER MANUFACTURING - 1.3%
Tyco International                           7,600                419,900
---------------------------------------------------------------------------
RETAIL TRADE - 1.2%
Wal-Mart Stores                              7,100                387,837
---------------------------------------------------------------------------
TECHNOLOGY SERVICES - 0.6%
Parametric Technology (b)                   18,500                186,155
===========================================================================
TOTAL INVESTMENTS IN COMMON STOCKS
(COST: $10,493,047)..........................................$ 10,694,420
===========================================================================

               SEE ACCOMPANYING NOTES TO FUND PORTFOLIO ON PAGE 15

                                 FUND PORTFOLIO
                                IAI BALANCED FUND

                               SEPTEMBER 30, 1998
                                   (UNAUDITED)

NON-CONVERTIBLE PREFERRED
STOCKS - 2.0%
                                                                 Market
                               Rate       Quantity              Value (a)
---------------------------------------------------------------------------
FINANCIAL - 2.0%
Community Bank
   Series B                    3.25%        12,000           $    322,500
SI Financing Trust I           2.38         12,000                321,000
                                                             --------------
                                                                  643,500
===========================================================================
TOTAL INVESTMENTS IN NON-CONVERTIBLE
PREFERRED STOCKS
(COST: $589,500)............................................$     643,500
===========================================================================

OTHER SECURITIES - 6.2%
                                                                 Market
                                          Quantity (h)          Value (a)
---------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK - 3.2%
PathNet Series C (b)                        46,992          $   1,013,082
---------------------------------------------------------------------------

                                         Ownership               Market
                                        Percentage (h)          Value (a)
---------------------------------------------------------------------------
LIMITED PARTNERSHIPS - 3.0%
South Street Corporate
   Recovery Fund I (b)                        0.69%               109,329
Spectrum Equity Investors (b)                 0.46                509,998
Vanguard Associates IV (b)                    1.35                344,222
                                                             --------------
                                                                  963,549
===========================================================================
TOTAL INVESTMENTS IN OTHER SECURITIES
(COST: $642,606)............................................$   1,976,631
===========================================================================

FOREIGN COMMON STOCKS - 13.1%
                                                                 Market
                                          Quantity              Value (a)
---------------------------------------------------------------------------
AUSTRALIA - 1.0%
Boral Limited (Materials)                   29,740           $     41,395
Broken Hill Proprietary (Materials)         15,250                109,114
Commonwealth Bank
   of Australia (Financial)                  7,600                 89,890
M.I.M. Holdings (Materials)                142,000                 66,444
                                                             --------------
                                                                  306,843
---------------------------------------------------------------------------
BELGIUM - 0.1%
Compagnie Maritime Belge
   (Services)                                  460                 26,941
---------------------------------------------------------------------------
FINLAND - 0.4%
UPM-Kymmene (Materials)                      5,232                119,269
---------------------------------------------------------------------------
FRANCE - 2.2%
Danone (Consumer Goods)                        577                151,643
Dexia France (Financial)                     1,067                134,593
Eridania Beghin-Say
   (Consumer Goods)                            720                134,499
Lyonnaise des Eaux-Dumez (Services)            920                156,594
Michelin Class B (Consumer Goods)            2,600                102,055
Paribas (Financial)                            400                 21,553
                                                             --------------
                                                                  700,937
---------------------------------------------------------------------------
GERMANY - 1.4%
BASF (Materials)                             1,100                 41,660
Bayer (Materials)                            2,677                101,064
BHF-Bank (Financial)                         1,740                 56,216
Deutsche Bank (Financial)                      490                 25,300
Deutsche Telekom (Services)                  4,130                128,244
VEBA (Energy)                                1,550                 80,681
                                                             --------------
                                                                  433,165
---------------------------------------------------------------------------

               SEE ACCOMPANYING NOTES TO FUND PORTFOLIO ON PAGE 15

                                 FUND PORTFOLIO
                                IAI BALANCED FUND

                               SEPTEMBER 30, 1998
                                   (UNAUDITED)

FOREIGN COMMON STOCKS (CONT.)
                                                                 Market
                                          Quantity              Value (a)
---------------------------------------------------------------------------
HONG KONG - 0.2%
Jardine Strategic (Multi-Industry)          47,921           $     52,714
---------------------------------------------------------------------------
ITALY 0.5%
Banca Popolare di Milano
   (Financial)                                 742                  5,316
Telecom Italia (Services)                   33,830                157,783
                                                             --------------
                                                                  163,099
---------------------------------------------------------------------------
JAPAN - 2.3%
Eisai (Consumer Goods)                      10,000                121,658
Hitachi (Capital Equipment)                 27,000                119,013
Mazda Motor (Consumer Goods)                31,000                112,731
Namco (Consumer Goods)                       3,000                 69,424
Nippon Telegraph &
   Telephone (Services)                         11                 80,407
Nippon Yusen Kabushiki
   Kaish (Services)                         36,000                106,053
Sekisui Chemical (Materials)                26,810                102,025
Toray Industries (Materials)                 8,000                 32,618
                                                             --------------
                                                                  743,929
---------------------------------------------------------------------------
NETHERLANDS - 0.1%
KLM Royal Dutch Air Lines
   (Services)                                1,300                 32,757
---------------------------------------------------------------------------
NEW ZEALAND - 0.1%
Carter Holt Harvey
   (Materials)                              43,666                 28,848
---------------------------------------------------------------------------

                                                                 Market
                                          Quantity              Value (a)
---------------------------------------------------------------------------
PORTUGAL - 0.5%
Banco Pinto & Sotto Mayor
   (Financial)                               6,177            $   100,246
Brisa-Auto Estradas de Portugal
   (Capital Equipment)                       1,304                 59,368
                                                             --------------
                                                                  159,614
---------------------------------------------------------------------------
SINGAPORE - 0.7%
Singapore Airlines (Services)               25,635                140,751
United Overseas Bank (Financial)            32,971                 96,289
                                                             --------------
                                                                  237,040
---------------------------------------------------------------------------
SPAIN - 0.8%
Fuerzas Electricas de Cataluna
   Class A (Energy)                         11,481                111,929
Iberdrola (Energy)                           8,250                137,340
                                                             --------------
                                                                  249,269
---------------------------------------------------------------------------
SWITZERLAND 0.4%
Swatch Group (Consumer Goods)                  235                141,071
---------------------------------------------------------------------------
UNITED KINGDOM - 2.4%
Blue Circle Industries (Materials)          17,700                 82,418
British Steel (Materials)                   41,000                 74,553
BTR (Consumer Goods)                        43,530                 78,598
Cookson Group (Materials)                    5,892                 10,914
Enterprise Oil (Energy)                      9,550                 64,917
Greenalls Group (Services)                  11,060                 54,507
Imperial Tobacco Group
   (Consumer Goods)                         15,850                167,673
Rolls-Royce (Capital Equipment)             32,950                113,670
Sedgwick (Financial)                         3,781                 12,722
Tomkins (Multi - Industry)                  18,550                 87,006
                                                             --------------
                                                                  746,978
===========================================================================
TOTAL INVESTMENTS IN FOREIGN COMMON STOCKS
(COST: $4,903,503)..........................................$   4,142,474
===========================================================================

               SEE ACCOMPANYING NOTES TO FUND PORTFOLIO ON PAGE 15

                                 FUND PORTFOLIO
                                IAI BALANCED FUND

                               SEPTEMBER 30, 1998
                                   (UNAUDITED)

CORPORATE BONDS - 11.6%
                                                                                     Principal          Market
                                                            Rate       Maturity        Amount         Value (a)
-------------------------------------------------------------------------------------------------------------------
CONSUMER SERVICES - 0.3%
Radio Unica (STEP BOND) (e) (f)                            10.44%(f)   08/01/06     $   175,000     $    96,250
-------------------------------------------------------------------------------------------------------------------
FINANCIAL - 1.7%
Abbey National (yankee) (i)                                 6.70       06/29/49         145,000         135,533
Allstate                                                    6.75       05/15/18          40,000          41,008
Arcadia Financial                                          11.50       03/15/07          75,000          54,750
Associates                                                  6.00       07/15/05          60,000          61,867
Deut Ausgleichbk (yankee) (i)                               5.13       09/22/03          95,000          96,273
Ikon Capital                                                6.94       05/21/01          35,000          36,146
Lehman Brothers                                             7.38       05/15/04          60,000          60,541
Nationsbank                                                 6.13       07/15/04          70,000          72,044
                                                                                                   ----------------
                                                                                                        558,162
-------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 9.0%
Albecca (e)                                                10.75       08/15/08         100,000          96,000
Bell Sports (e)                                            11.00       08/15/08         100,000          98,000
Chattem                                                     8.88       04/01/08          50,000          48,500
Classic Cable (e)                                           9.88       08/01/08         100,000         101,500
Clear Channel Communications                                6.88       06/15/18         100,000          98,425
CSC Holdings Series M (PIK bond) (j)                       11.13       04/01/08           1,000         107,750
Day International                                           9.50       03/15/08          75,000          68,625
Entex Information Services (e)                             12.50       08/01/06         100,000          95,000
Evenflow (e)                                               11.75       08/15/06          75,000          70,875
Grove Worldwide (e)                                         9.25       05/01/08          25,000          22,000
Level 3 Communications                                      9.13       05/01/08          50,000          47,375
Lowe's Companies                                            6.88       02/15/28          35,000          36,418
NE Restaurant (e)                                          10.75       07/15/08         100,000          97,000
NGC                                                         7.13       05/15/18         200,000         197,734
Pharmerica                                                  8.38       04/01/08          50,000          46,555
Queens Sand Resources (e)                                  12.50       07/01/08         150,000         120,000
Revlon Consumer Products                                    8.63       02/01/08          75,000          73,688
Sonic Automotive (e)                                       11.00       08/01/08         125,000         111,250
Styling Technology (e)                                     10.88       07/01/08         100,000          93,500
Time Warner Entertainment                                   8.38       03/15/23         530,000         637,882
Transamerica Capital III                                    7.63       11/15/37         250,000         259,330
Union Pacific Resources                                     7.05       05/15/18         120,000         115,703
Williams Companies                                          6.50       08/01/06         110,000         113,592
Windmere-Durable Holdings                                  10.00       07/31/08         100,000          86,000
                                                                                                   ----------------
                                                                                                      2,842,702
-------------------------------------------------------------------------------------------------------------------

               SEE ACCOMPANYING NOTES TO FUND PORTFOLIO ON PAGE 15

                                 FUND PORTFOLIO
                                IAI BALANCED FUND

                               SEPTEMBER 30, 1998
                                   (UNAUDITED)

CORPORATE BONDS (CON'T)
                                                                                     Principal          Market
                                                            Rate       Maturity        Amount         Value (a)
-------------------------------------------------------------------------------------------------------------------
UTILITIES - 0.6%
GTE                                                         6.94%      04/15/28      $   80,000      $   85,226
Israel Electric (yankee) (e) (i)                            8.10       12/15/96          30,000          27,570
KN Energy                                                   7.25       03/01/28          80,000          79,150
                                                                                                   ----------------
                                                                                                        191,946
===================================================================================================================
TOTAL INVESTMENTS IN CORPORATE BONDS
(COST: $3,742,255).................................................................................$  3,689,060
===================================================================================================================
FOREIGN DENOMINATED BONDS - 1.7%
                                                                                     Principal         Market
                                                            Rate       Maturity      Amount (d)       Value (a)
-------------------------------------------------------------------------------------------------------------------
GOVERNMENT  1.1%
Australian Government (Australian Dollar)                   9.50%      08/15/03         300,000      $  213,718
International Bank for Reconstruction and
   Development (Polish Zlotty)                             16.50       03/09/05         400,000         120,627
                                                                                                   ----------------
                                                                                                        334,345
-------------------------------------------------------------------------------------------------------------------
CORPORATE - 0.6%
Colt Telecom Group DBC (German Deutschemark)                7.63       07/31/08         175,000          93,709
Hellenic Republic (Greek Drachma)                           8.90       03/21/04      31,000,000         105,893
                                                                                                   ----------------
                                                                                                        199,602
===================================================================================================================
TOTAL INVESTMENTS IN FOREIGN DENOMINATED BONDS
(COST: $514,462)                                                                                     $  533,947
===================================================================================================================
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS - 5.9%
                                                                                     Principal          Market
                                                            Rate       Maturity        Amount         Value (a)
-------------------------------------------------------------------------------------------------------------------
U.S. TREASURY NOTES - 0.8%
                                                            6.38%      09/30/01      $  105,000      $  110,775
                                                            6.50       05/15/05          95,000         106,445
                                                            6.50       08/15/05          17,000          19,108
                                                                                                   ----------------
                                                                                                        236,328
-------------------------------------------------------------------------------------------------------------------

               SEE ACCOMPANYING NOTES TO FUND PORTFOLIO ON PAGE 15

                                 FUND PORTFOLIO
                                IAI BALANCED FUND

                               SEPTEMBER 30, 1998
                                   (UNAUDITED)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (CON'T)
                                                                                     Principal          Market
                                                            Rate       Maturity        Amount         Value (a)
-------------------------------------------------------------------------------------------------------------------
U.S. TREASURY BONDS - 3.0%
                                                            7.50%      11/15/16      $  200,000      $  254,594
                                                            8.13       08/15/21         235,000         325,879
                                                            6.75       08/15/26         305,000         374,577
                                                                                                   ----------------
                                                                                                        955,050
-------------------------------------------------------------------------------------------------------------------
U.S. TREASURY STRIPS - 0.9%
                                                            5.54 (g)   02/15/19         520,000         174,403
                                                            5.54 (g)   11/15/21         390,000         111,856
                                                                                                   ----------------
                                                                                                        286,259
-------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.2%
Federal National Mortgage Association                       5.63       03/15/01         130,000         133,128
Federal National Mortgage Association                       6.21       08/06/38         225,000         244,863
                                                                                                   ----------------
                                                                                                        377,991
===================================================================================================================
TOTAL INVESTMENTS IN U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS
(COST: $1,756,520)                                                                                $   1,855,628
===================================================================================================================
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 13.2%
                                                                                      Principal          Market
                                                          Rate         Maturity          Amount       Value (a)
-------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION GOLD - 4.4%
                                                            6.00%      04/01/11      $  240,810      $  244,270
                                                            6.50       04/01/13          77,688          79,387
                                                            6.50       05/01/13         127,157         129,938
                                                            6.50       09/01/28         930,601         947,463
                                                                                                   ----------------
                                                                                                      1,401,058
-------------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.4%
                                                            6.11       08/01/08         201,824         209,834
                                                            9.50       02/01/25         125,606         134,728
                                                            6.50       03/01/28         253,907         258,191
                                                            7.50       04/01/28          93,621          96,576
                                                            7.00       05/01/28         149,159         153,307
                                                            6.00       10/01/28         225,000 (c)     224,719
                                                                                                   ----------------
                                                                                                      1,077,355
-------------------------------------------------------------------------------------------------------------------

               SEE ACCOMPANYING NOTES TO FUND PORTFOLIO ON PAGE 15

                                 FUND PORTFOLIO
                                IAI BALANCED FUND

                               SEPTEMBER 30, 1998
                                   (UNAUDITED)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (C0N'T)
                                                                                     Principal          Market
                                                            Rate        Maturity       Amount         Value (a)
-------------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION DWARF - 0.8%
                                                            6.00%       03/01/13     $  248,940     $   251,507
---------------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.6%
                                                            7.50        05/15/28         98,188         101,870
                                                            7.00        04/15/23        405,054         418,344
                                                            8.00        12/15/23        149,527         156,302
                                                            7.00        10/15/26        385,793         398,331
                                                            7.00        03/15/28        155,143         160,135
                                                            7.00        06/15/28         99,577         102,781
                                                            6.50        09/15/28        113,850         116,375
                                                                                                   ----------------
                                                                                                      1,454,138
===================================================================================================================
TOTAL INVESTMENTS IN U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(COST: $4,080,742)................................................................................$   4,184,058
===================================================================================================================
ASSET-BACKED SECURITIES - 2.1%
                                                                                      Principal          Market
                                                            Rate       Maturity         Amount         Value (a)
-------------------------------------------------------------------------------------------------------------------
AUTO LOAN RELATED - 0.8%
Arcadia Automobile Receivables Trust 97-C A3                6.25%      11/15/01      $  105,000      $  106,134
Ford Credit Auto Owner Trust 98-C B                         6.06       02/15/03         140,000         143,207
                                                                                                   ----------------
                                                                                                        249,341
-------------------------------------------------------------------------------------------------------------------
CREDIT CARD RELATED - 0.4%
Standard Credit Card Master Trust 93-2 A                    5.95       10/07/04         125,000         129,375
-------------------------------------------------------------------------------------------------------------------
HOME EQUITY LOAN RELATED - 0.9%
EQCC Home Equity Loan Trust 98-2 A6F                        6.16       04/15/08          90,000          91,899
Money Store Home Equity Trust 98-B AF4                      6.12       06/15/21          60,000          60,684
Residential Asset Securities 98-KS2 AI3                     6.24       07/25/29         125,000         125,648
                                                                                                   ----------------
                                                                                                        278,231
===================================================================================================================
TOTAL INVESTMENTS IN ASSET-BACKED SECURITIES
(COST: $645,175)..................................................................................$     656,947
===================================================================================================================
TOTAL INVESTMENTS IN LONG-TERM SECURITIES
(COST: $27,367,810)...............................................................................$  28,376,665
===================================================================================================================

               SEE ACCOMPANYING NOTES TO FUND PORTFOLIO ON PAGE 15

                                 FUND PORTFOLIO
                                IAI BALANCED FUND

                               SEPTEMBER 30, 1998
                                   (UNAUDITED)

SHORT TERM SECURITIES - 5.3%
                                                                                     Principal          Market
                                                            Rate       Maturity        Amount         Value (a)
-------------------------------------------------------------------------------------------------------------------
U.S. TREASURY BILL  0.2%
                                                            5.24%      10/22/98      $   75,000     $    74,858
-------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER  5.1%
Duke Power (Utilities)                                      5.75       10/01/98       1,600,000       1,600,000
===================================================================================================================
TOTAL INVESTMENTS IN SHORT-TERM SECURITIES
(COST: $1,674,780)................................................................................$   1,674,858
===================================================================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $29,042,590) (k)...........................................................................$  30,051,523
===================================================================================================================
OTHER ASSETS AND LIABILITIES (NET) - 5.2%
   ...............................................................................................$   1,640,050
===================================================================================================================
TOTAL NET ASSETS
   ...............................................................................................$  31,691,573
===================================================================================================================

               SEE ACCOMPANYING NOTES TO FUND PORTFOLIO ON PAGE 15

                             NOTES TO FUND PORTFOLIO
                                IAI BALANCED FUND


                               SEPTEMBER 30, 1998
                                   (UNAUDITED)


                                       (a)
Market values of securities are stated in U.S. dollars and are determined as described in Note 1 to the financial statements, under "Security Valuation."


                                       (b)
Currently non-income producing security.


                                       (c)
Purchased on a when-issued basis. At September 30, 1998, the cost of securities purchased on a when-issued basis totalled $222,675.


                                       (d)
Foreign security cost and market values are stated in U.S. dollars. Principal amounts are denominated in the foreign currency indicated parenthetically.


                                       (e)
Represents security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933. These issues may only be sold to other qualified institutional buyers and are considered liquid under guidelines established by the Board of Directors.


                                       (f)
A step bond is a security that remains zero-coupon until a predetermined date at which time the stated coupon rate becomes payable at regular intervals. The interest rate shown for step bonds represents the effective yield at September 30, 1998, based upon the estimated timing and amount of future interest and principal payments.


                                       (g)
Interest rate shown represents yield-to-maturity at date of purchase.


                                       (h)
Restricted securities generally must be registered with the Securities and Exchange Commission under the Securities Act of 1933 prior to being sold to the public. For each restricted security held at September 30, 1998, the Fund held no unrestricted securities of the same issuer as of either the date the purchase price was agreed to or the date the Fund first obtained an enforceable right to obtain the securities. Information concerning each restricted security held at September 30, 1998, is shown on the next page.


                                       (i)
Yankee represents dollar-denominated bonds issued in the United States by foreign banks and corporations.


                                       (j)
The interest rate shown for Payment-in-Kind bonds (PIK bonds) represents effective yield at September 30, 1998. PIK--Payment-in-Kind income is generally paid by issuing additional par or shares of the security rather than paying cash.

                             NOTES TO FUND PORTFOLIO
                                IAI BALANCED FUND


                               SEPTEMBER 30, 1998
                                   (UNAUDITED)

CONVERTIBLE PREFERRED STOCK

Security                         Acquisition Date                    Cost
--------------------------------------------------------------------------------
PathNet Series C                     11/04/97                  $  166,665
                                     04/01/98                     333,335

LIMITED PARTNERSHIPS

Security                         Acquisition Date                    Cost
--------------------------------------------------------------------------------
South Street Corporate
   Recovery Fund I                   10/03/95                  $       --
Spectrum Equity Investors            02/12/97                      14,526
                                     02/26/97                      25,000
                                     05/05/97                      20,000
                                     06/10/97                      12,500
                                     09/30/97                      12,500
                                     12/09/97                      10,000
                                     01/20/98                      30,000
                                     07/24/98                      15,000
Vanguard Associates IV               07/26/96                       3,080


                                       (k)
At September 30, 1998, the cost of securities for federal in come tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost were as follows:


 Cost for federal income tax purposes........................  $   29,618,861
                                                              ------------------

 Gross unrealized appreciation...............................  $    2,810,589


 Gross unrealized depreciation...............................      (2,377,927)
                                                              ------------------

 Net unrealized appreciation.................................  $      432,662
                                                              ==================

                       STATEMENT OF ASSETS AND LIABILITIES
                                IAI BALANCED FUND


                               SEPTEMBER 30, 1998
                                   (UNAUDITED)

ASSETS
Investments in securities, at market
    (Cost: $29,042,590)                                                                        $ 30,051,523
Cash in bank on demand deposit                                                                    1,651,946
Receivable for investment securities sold                                                            67,182
Receivable for Fund shares sold                                                                       2,045
Dividends and accrued interest receivable                                                           170,019
Unrealized appreciation on foreign currency contracts held, at value (Note 5)                           190
                                                                                            -------------------
    TOTAL ASSETS                                                                                 31,942,905
                                                                                            -------------------

LIABILITIES
Payable for investment securities purchased                                                          16,079
Payable for investment securities purchased on a when-issued basis                                  222,675
Unrealized depreciation on foreign currency contracts held, at value (Note 5)                         6,421
Other accrued expenses                                                                                6,157
                                                                                            -------------------
    TOTAL LIABILITIES                                                                               251,332
                                                                                            -------------------
        NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK                                     $ 31,691,573
                                                                                            ===================

REPRESENTED BY:
Capital stock                                                                                  $     30,121
Additional paid-in capital                                                                       28,439,545
Undistributed net investment income                                                                 318,054
Accumulated net realized gains                                                                    1,900,684
Unrealized appreciation or depreciation on:
    Investment securities                                                   $  1,008,933
    Other assets and liabilities denominated in foreign currency                  (5,764)
                                                                         -------------------

                                                                                                  1,003,169
                                                                                            -------------------
        TOTAL - REPRESENTING NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK                $ 31,691,573
                                                                                            ===================
        Shares of capital stock outstanding; authorized 10 billion shares
             of $.01 par value stock                                                              3,012,095
                                                                                            -------------------
        NET ASSET VALUE PER SHARE OF OUTSTANDING CAPITAL STOCK                                 $      10.52
                                                                                            ===================

            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 21

                                              STATEMENT OF OPERATIONS
                                                 IAI BALANCED FUND


                                        SIX MONTHS ENDED SEPTEMBER 30, 1998
                                                    (UNAUDITED)

NET INVESTMENT INCOME
    INCOME
       Interest (net of foreign income taxes withheld of $212)                                $    399,437
       Dividends (net of foreign income taxes withheld of $11,987)                                 184,267
                                                                                            ------------------
           TOTAL INCOME                                                                            583,704
                                                                                            ------------------
    EXPENSES
       Management fees                                                                             203,053
       Compensation of Directors                                                                     3,240
       Other expenses                                                                                5,406
                                                                                            ------------------
       TOTAL EXPENSES                                                                              211,699
           Less fees reimbursed by Advisers                                                         (3,240)
                                                                                            ------------------
           NET EXPENSES                                                                            208,459
                                                                                            ------------------
           NET INVESTMENT INCOME                                                                   375,245
                                                                                            ------------------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
    Net realized gains (losses) on:
       Investment securities                                               $  2,468,886
       Future contracts                                                          (5,383)
       Foreign currency transactions                                            (14,376)
                                                                        ------------------
                                                                                                 2,449,127

    Net change in unrealized appreciation or depreciation on:
       Investment securities                                               $ (3,986,935)
       Future contracts                                                          (8,809)
       Other assets and liabilities denominated in foreign currency             (12,992)
                                                                        ------------------

                                                                                                (4,008,736)
                                                                                            ------------------
           NET LOSS ON INVESTMENTS AND FOREIGN CURRENCY                                         (1,559,609)
                                                                                            ------------------
           NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $ (1,184,364)
                                                                                            ==================

            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 21

                                        STATEMENT OF CHANGES IN NET ASSETS
                                                 IAI BALANCED FUND

                                                                                 Six months ended         Year ended
                                                                                   September 30,           March 31,
                                                                                       1998                  1998
------------------------------------------------------------------------------------------------------------------------
OPERATIONS                                                                         (UNAUDITED)

     Net investment income                                                        $     375,245         $   1,100,909

     Net realized gains                                                               2,449,127             7,576,327

     Net change in unrealized appreciation or depreciation                           (4,008,736)              986,206
                                                                                  --------------------------------------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             (1,184,364)            9,663,442
                                                                                  --------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:

     From net investment income                                                        (169,213)           (1,041,725)

     Excess distribution from net investment income                                          --              (333,421)

     From net realized gains                                                         (4,958,875)           (3,849,828)
                                                                                  --------------------------------------
         TOTAL DISTRIBUTIONS                                                         (5,128,088)           (5,224,974)
                                                                                  --------------------------------------

CAPITAL SHARE TRANSACTIONS

     Net proceeds from sale of 1,477,265 and 2,196,828 shares                        17,574,354            27,242,204
     Net asset value of 426,564 and 436,950 shares issued
         in reinvestment of distributions                                             5,084,639             5,199,315

     Cost of 1,342,081 and 3,157,276 shares redeemed                                (15,915,524)          (38,440,983)
                                                                                  --------------------------------------
         INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS            6,743,469            (5,999,464)
                                                                                  --------------------------------------
         TOTAL INCREASE (DECREASE) IN NET ASSETS                                        431,017            (1,560,996)

     NET ASSETS AT BEGINNING OF PERIOD                                               31,260,556            32,821,552
                                                                                  --------------------------------------
     NET ASSETS AT END OF PERIOD                                                  $  31,691,573         $  31,260,556
                                                                                  ======================================
         INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF:                        $     318,054         $     112,022
                                                                                  ======================================

            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 21

                              FINANCIAL HIGHLIGHTS
                                IAI BALANCED FUND


 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
       AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:


                                                                                      Years ended March 31,
                                           Six months ended    ------------------------------------------------------------------
                                          September 30, 1998      1998          1997          1996          1995          1994
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE                               (UNAUDITED)
     Beginning of period                       $   12.76       $   11.04     $   11.53     $   10.57     $   10.36     $   10.89
                                              -----------------------------------------------------------------------------------

OPERATIONS
     Net investment income                          0.13            0.25          0.37          0.29          0.29          0.27
     Net realized and unrealized gains (losses)    (0.19)           2.84          1.60          0.97          0.62         (0.34)
                                              -----------------------------------------------------------------------------------
        TOTAL FROM OPERATIONS                      (0.06)           3.09          1.97          1.26          0.91         (0.07)
                                              -----------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                    (0.07)          (0.28)        (0.49)        (0.30)        (0.32)        (0.26)
     Excess distribution from
        net investment income                         --           (0.09)           --            --            --            --
     From net realized gains                       (2.11)          (1.00)        (1.97)           --         (0.38)        (0.20)
                                              -----------------------------------------------------------------------------------
        TOTAL DISTRIBUTIONS                        (2.18)          (1.37)        (2.46)        (0.30)        (0.70)        (0.46)
                                              -----------------------------------------------------------------------------------

NET ASSET VALUE
     End of period                             $   10.52       $   12.76     $   11.04     $   11.53     $   10.57     $   10.36
                                              ===================================================================================

Total investment return*                           (2.46%)         29.14%        18.55%        12.09%         9.44%        (0.77%)

Net assets at end of period (000's omitted)    $  31,692       $  31,261     $  32,822     $  38,799     $  41,419     $  52,369


RATIOS
     Expenses to average net assets
        (including interest expense)                1.28%**         1.28%         1.26%         1.25%         1.25%         1.25%
     Expenses to average net assets
        (excluding interest expense)                1.28%**         1.25%         1.25%         1.25%         1.25%         1.25%
     Net investment income to
        average net assets                          2.31%**         2.57%         2.92%         2.48%         2.68%         2.35%
     Average brokerage commission rate***      $  0.0269       $  0.0289     $  0.0468           n/a           n/a           n/a
     Portfolio turnover rate
        (excluding short-term securities)           68.8%          237.0%        190.6%        193.8%        256.9%        211.9%

* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

**   ANNUALIZED

*** BEGINNING IN FISCAL 1997, THE FUND IS REQUIRED TO DISCLOSE AN AVERAGE BROKERAGE COMMISSION RATE. THE COMPARABILITY OF RATES BETWEEN DOMESTIC AND FOREIGN EQUITIES MAY BE AFFECTED BY THE FACT THAT COMMISSION RATES PER SHARE CAN VARY SIGNIFICANTLY AMONG FOREIGN COUNTRIES.

                          NOTES TO FINANCIAL STATEMENTS
                                IAI BALANCED FUND


                               SEPTEMBER 30, 1998
                                   (UNAUDITED)


[1] SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

IAI Investment Funds VI, Inc. is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IAI Balanced Fund is a separate portfolio of IAI Investment Funds VI, Inc. The Fund has a primary objective of maximum total return through investment in stocks, bonds and short-term instruments.

Significant accounting policies followed by the Fund are summarized below:

SECURITY VALUATION

Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by the portfolio pricing service. Securities which cannot be valued by the portfolio pricing service are valued using dealer-supplied valuations, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less at acquisition are valued at cost adjusted for amortization to maturity of any premium or discount. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

Restricted securities for which there is no public market are valued at fair value in good faith under procedures established by the Board of Directors. Such procedures consider various factors including, but not limited to, the cost of the security at date of purchase, the current financial statements of the issuer and special reports prepared by analysts, the size of the position held, recent purchases or sales of securities of the company, prices and public trading activity of comparable companies, the nature and duration of restrictions on disposition, pending public offerings with respect to the security, changes in economic conditions and industry developments affecting the issuer, and other relevant matters. Restricted securities represent $1,976,631 (6.2% of net assets). Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS

Delivery and payment for securities which have been purchased by the Fund on a forward commitment or when-issued basis may occur a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the Fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments.

FUTURES AND OPTIONS CONTRACTS

In order to increase exposure to and hedge against changes in the market, the Fund may buy and sell futures contracts and options. The risks of entering into futures and option contracts include the possibility that changes in the value of these contracts may not correlate with changes in the underlying security.

Futures contracts are valued at the settlement price of the exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities, representing the initial margin, equal to a certain percentage of the contract value. Subsequent changes in the value of the contract, or variation margin, are recorded daily as unrealized gains or losses. The variation margin is paid or received in cash daily by the Fund. The Fund realizes a gain or loss when the contract is closed or expires.

Options traded on an exchange are valued using the last sale price, and those traded over-the-counter are valued using dealer-supplied valuations, resulting in unrealized

                          NOTES TO FINANCIAL STATEMENTS
                                IAI BALANCED FUND


                               SEPTEMBER 30, 1998
                                   (UNAUDITED)

[1] SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT.)

appreciation or depreciation being recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

The Fund may invest in foreign securities. The market value of securities and other assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the closing rate of exchange. Purchases and sales of securities, income and expenses are translated at the exchange rate on the transaction date and are recorded in realized and unrealized appreciation or depreciation on foreign currency transactions. Exchange gains and losses may also be realized between the trade and settlement dates on security and foreign currency contract transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract.

FEDERAL TAXES

Since it is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders, no provision for income taxes is required. In order to avoid the payment of any federal excise taxes, the Fund is required to distribute substantially all of its net investment income and net realized gains on a calendar year basis.

Net investment income and net realized gains may differ for financial statement and tax purposes primarily because of recognition of limited partnership income, certain foreign currency gains and losses treated as ordinary income and the deferral of "wash sale" losses for tax purposes. The character of distributions made during the year from net investment income or net realized gains may also differ from its ultimate characterization for tax purposes.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

The Fund records security transactions on trade date, the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. The Fund amortizes discount purchased on long-term bonds using the level yield method of amortization. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

The Fund uses the equity method of accounting for limited partnerships.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are made semi-annually. Capital gains, if any, are primarily distributed at the end of the calendar year. Additional capital gains distributions, as needed to comply with federal tax regulations, are distributed during the year.

                          NOTES TO FINANCIAL STATEMENTS
                                IAI BALANCED FUND


                               SEPTEMBER 30, 1998
                                   (UNAUDITED)

[1] SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT.)

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

[2] COMMITMENTS AND CONTINGENCIES

INSURANCE

For purposes of obtaining certain types of insurance coverage for the Fund and its officers and directors, the Fund is a policyholder in an industry-sponsored mutual insurance company (the Company). In connection with its obligation as a policyholder, the Fund is committed to make future capital contributions, if requested by the Company.

LINE OF CREDIT

The Fund had available a $4,729,000 line of credit with a bank at the prime interest rate. To the extent funds are drawn against the line, securities are held in a segregated account. No compensating balances or commitment fees are required under the line of credit. There are no borrowings outstanding at September 30, 1998.

LIMITED PARTNERSHIP COMMITMENTS

At September 30, 1998, the Fund is committed to invest an additional $23,000 in Spectrum Equity Investors limited partnership.

Default by a limited partner of payment of a properly requested capital contribution, other than default due to a legal determination that such contribution need not be made, would result in forfeiture of such limited partner's interest in any future profit and loss in the partnership and removal from the limited partnership.

The Fund's management intends to finance the aforementioned commitments with available cash or with proceeds from the sale of investments in short-term securities. The Fund maintains in a segregated account an amount equal to its aggregate unpaid commitments.

[3] FEES AND EXPENSES

Under terms of the Fund's Management Agreement, Investment Advisers, Inc. (Advisers) is required to pay for all expenses of the Fund, except certain costs (primarily those incurred in the purchase and sale of assets, taxes, interest and extraordinary expenses), in return for the Fund paying an all inclusive management fee (unified fee) to Advisers. The fee is equal to an annual rate of 1.25% declining to 1.10% of average daily net assets. This fee is paid monthly. The Management Agreement further provides that Advisers will either reimburse the Fund for the fees and expenses it pays to Directors who are not "interested persons" of the Fund or reduce its fee by an equivalent amount.

                          NOTES TO FINANCIAL STATEMENTS
                                IAI BALANCED FUND


                               SEPTEMBER 30, 1998
                                   (UNAUDITED)

[4] INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES

For the six months ended September 30, 1998, purchases of securities and sales proceeds, other than investments in short-term securities, for the Fund aggregated $20,894,912 and $20,533,160, respectively.

RESTRICTED SECURITIES

Included in the Fund's portfolio of investments in securities at September 30, 1998 are issues which generally cannot be offered for sale to the public without first being registered under the Securities Act of 1933 ("restricted securities"). Such securities are generally illiquid.

The Fund limits investments in securities that are not readily marketable to 15% of its net assets at the time of purchase. This limitation does not include Rule 144A securities that have been determined to be liquid based upon guidelines approved by the Fund's Board of Directors.

[5] FOREIGN CURRENCY EXCHANGE CONTRACTS

At September 30, 1998, the Balanced Fund had entered into foreign currency exchange contracts. The unrealized appreciation or depreciation on those contracts at September 30, 1998, is included in unrealized appreciation or depreciation on other assets and liabilities denominated in foreign currency. The terms of the open contracts are as follows:

Exchange                                                                   Unrealized      Unrealized
 Date        Currency to be Delivered       Currency to be Received       Appreciation    Depreciation
--------------------------------------------------------------------------------------------------------
 10/01/98      488,216 Japanese Yen            3,633 U.S. Dollars          $     46         $     --
 10/02/98       16,036 U.S. Dollars           26,861 German Deutschemark         35               --
 10/02/98      486,982 Japanese Yen            3,618 U.S. Dollars                40               --
 10/05/98       13,924 British Pounds         23,731 U.S. Dollars                69               --
 10/06/98        1,750 British Pounds          2,967 U.S. Dollars                --                8
 10/22/98      350,000 Australian Dollars    206,413 U.S. Dollars                --            1,405
 10/28/98      176,750 German Deutschemark   105,759 U.S. Dollars                --              158
 10/30/98      122,754 French Francs          21,835 U.S. Dollars                --               67
 12/02/98   14,835,678 Japanese Yen          109,130 U.S. Dollars                                858
 12/02/98   62,331,810 Japanese Yen          461,000 U.S. Dollars                              1,112
 03/19/99      154,237 Singapore Dollars      89,000 U.S. Dollars                --            2,813
--------------------------------------------------------------------------------------------------------
                                                                           $    190         $  6,421
--------------------------------------------------------------------------------------------------------

                             IAI MUTUAL FUND FAMILY
                                IAI BALANCED FUND


TO DIVERSIFY YOUR PORTFOLIO, PLEASE CONSIDER ALL OF THE MUTUAL FUNDS IN OUR FUND FAMILY

                                                       SECONDARY
IAI FUND                      PRIMARY OBJECTIVE        OBJECTIVE                PORTFOLIO COMPOSITION
 ..............................................................................................................................
IAI INTERNATIONAL FUND        Capital Appreciation     Income                   Equity securities of non-U.S. companies

------------------------------------------------------------------------------------------------------------------------------

IAI EMERGING GROWTH FUND      Capital Appreciation     --                       Common stocks of small- to medium-sized
                                                                                emerging growth companies
------------------------------------------------------------------------------------------------------------------------------

IAI CAPITAL                   Capital Appreciation     --                       Common stocks of small- to medium-sized
APPRECIATION FUND                                                               growth companies
------------------------------------------------------------------------------------------------------------------------------

IAI MIDCAP GROWTH FUND        Capital Appreciation     --                       Common stocks of medium-sized growth companies

------------------------------------------------------------------------------------------------------------------------------

IAI REGIONAL FUND             Capital Appreciation     --                       Common stocks of Upper Midwest companies

------------------------------------------------------------------------------------------------------------------------------

IAI GROWTH FUND               Capital Appreciation     --                       Common stocks with potential for above-average
                                                                                growth and appreciation
------------------------------------------------------------------------------------------------------------------------------

IAI VALUE FUND                Capital Appreciation     --                       Common stocks which are considered to be
                                                                                undervalued
------------------------------------------------------------------------------------------------------------------------------

IAI GROWTH AND INCOME FUND    Capital Appreciation     Income                   Common stocks with potential for long-term
                                                                                appreciation, and common stocks that are
                                                                                expected to produce income
------------------------------------------------------------------------------------------------------------------------------

IAI BALANCED FUND             Total Return             Income                   Common stocks, investment-grade bonds and
                              [CAPITAL APPRECIATION                             short-term instruments
                               + INCOME]
------------------------------------------------------------------------------------------------------------------------------

IAI BOND FUND                 Income                   Capital Preservation     Investment-grade bonds

------------------------------------------------------------------------------------------------------------------------------

IAI MONEY MARKET FUND         Stability/Liquidity      Income                   The portfolio's average dollar-weighted
                                                                                maturity is less than 90 days, investing in
                                                                                high quality, money market securities
------------------------------------------------------------------------------------------------------------------------------

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


                               INVESTMENT ADVISER
                                   AND MANAGER

                            Investment Advisers, Inc.
                                  P.O. Box 357
                         Minneapolis, MN 55440-0357 USA
                                  800.945.3863
                                  612.376.2700
                             http://www.iaifunds.com

                                    CUSTODIAN

                          Norwest Bank Minnesota, N.A.
                               Sixth and Marquette
                              Minneapolis, MN 55479

                                  LEGAL COUNSEL

                              Dorsey & Whitney LLP
                             220 South Sixth Street
                              Minneapolis, MN 55402

                              INDEPENDENT AUDITORS

                              KPMG Peat Marwick LLP
                               4200 Norwest Center
                              Minneapolis, MN 55402

                                    DIRECTORS

                                 Madeline Betsch
                               W. William Hodgson
                                 George R. Long
                                J. Peter Thompson
                               Charles H. Withers

                                   [LOGO] IAI
                                  MUTUAL FUNDS


      P.O. BOX 357, MINNEAPOLIS, MINNESOTA 55440-0357 USA FAX 612.376.2737

                                  800.945.3863
                                  612.376.2700